Employee benefits - Disclosure of Net Defined Benefit Liability (Asset) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) at beginning of period	€ 2,730	€ 2,441	€ 2,550
Service and actualization costs	420	353	312
Restructuring impact	(851)
Payments (benefits and contributions paid by the employer)	(281)	(29)	(27)
Actuarial (loss) gain	(94)	(36)	(394)
Net defined benefit liability (asset) at end of period	1,923	€ 2,730	2,441
Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) at beginning of period			€ 0
Net defined benefit liability (asset) at end of period	€ (1,054)